Schedule of allowance for doubtful accounts (Details) - USD ($)	3 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Balance, August 31,	$ (1,355,638)	$ (1,084,305)
Provision, bad debt expense	(50,000)
Balance, November 30,	$ (1,405,638)	$ (1,084,305)